Other income - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Income (Expenses) [Line Items]
Fair value gain on initial recognition	€ 9,423	€ 5,483	€ 2,136
Gain (loss) on the subsequent sale	104	(80)	260
Loss attributable to ordinary equity holders of the Company	(304,778)	(319,672)	(43,256)
Gain on reimbursement from suppliers	2,250	0	€ 0
Voltalis
Disclosure of Other Income (Expenses) [Line Items]
Trade receivables from related party	€ 187	€ 0